Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 30,832,990	$ 4,409,059	¥ 32,800,660	¥ 50,815,416
Cost of revenues	(42,763,080)	(6,115,039)	(35,851,105)	(46,850,314)
Gross profit/(loss)	(11,930,090)	(1,705,980)	(3,050,445)	3,965,102
Operating expenses:
General and administrative expenses	(23,468,370)	(3,355,932)	(22,799,165)	(25,445,401)
Selling and marketing expenses	(985,278)	(140,893)	(111,780)	(18,300)
Impairment loss on goodwill				(22,677,921)
Expected credit loss for receivables and other assets				(65,138,293)
Total operating expenses	(24,453,648)	(3,496,825)	(22,910,945)	(113,279,915)
Operating loss	(36,383,738)	(5,202,805)	(25,961,390)	(109,314,813)
Interest expense	(3,456,630)	(494,292)	(2,860,956)	(3,634,721)
Fair value changes of equity securities	(83,621,753)	(11,957,752)
Interest income	9,301	1,330	289,865	134,011
Other income, net	2,190,079	313,177	3,830,448	12,339,894
Loss before income tax expense	(121,262,741)	(17,340,342)	(24,702,033)	(100,475,629)
Income tax expenses				(3,119,576)
Loss from continuing operations, net of tax	(121,262,741)	(17,340,342)	(24,702,033)	(103,595,205)
Loss from discontinued operation, net of tax				(23,394,661)
Net loss	(121,262,741)	(17,340,342)	(24,702,033)	(126,989,866)
Net loss attributable to Lixiang Education Holding Co., Ltd. shareholders	(121,903,694)	(17,431,997)	(24,627,666)	(126,630,648)
Net loss attributable to non-controlling interests	640,953	91,655	(74,367)	(359,218)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	(5,747,573)	(821,892)	3,809,859	2,970,553
Comprehensive loss	(127,010,314)	(18,162,234)	(20,892,174)	(124,019,313)
Total comprehensive loss attributable to non-controlling interests	640,953	91,655	(74,367)	(359,218)
Total comprehensive loss attributable to Lixiang Education Holding Co., Ltd. shareholders	¥ (127,651,267)	$ (18,253,889)	¥ (20,817,807)	¥ (123,660,095)
Loss per ordinary share continuing operations, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.06)	$ (0.01)	¥ (0.21)	¥ (1.32)
Loss per ordinary share continuing operations, Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.06)	(0.01)	(0.21)	(1.32)
—Basic and diluted
Earnings/(loss) per ordinary share discontinued operation, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)				(0.3)
Earnings/(loss) per ordinary share discontinued operation, Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)				¥ (0.3)
—Basic and diluted
Weighted average number of ordinary shares outstanding, Basic (in Shares)	1,911,667,000	1,911,667,000	116,667,000	78,584,808
Weighted average number of ordinary shares outstanding, Diluted (in Shares)	1,911,667,000	1,911,667,000	116,667,000	78,584,808
Revenue from third parties
Net revenues:
Total net revenues	¥ 30,229,432	$ 4,322,751	¥ 32,046,375	¥ 50,061,131
Revenue from a related party
Net revenues:
Total net revenues	¥ 603,558	$ 86,308	¥ 754,285	¥ 754,285